                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


INVESTMENT COMPANY ACT FILE NUMBER:  811-09237

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Advisors Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:  1111 East Warrenville Road, Naperville,
                                         Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:   James S. Hamman, Jr., Secretary,
                                         Calamos Advisors, LLC
                                         1111 East Warrenville Road,
                                         Naperville, Illinois
                                         60563-1493

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (630) 245-7200

DATE OF FISCAL YEAR END:  December 31, 2004

DATE OF REPORTING PERIOD:  July 1, 2004 through September 30, 2004

                       CALAMOS GROWTH AND INCOME PORTFOLIO

ITEM 1.      SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)


                 PRINCIPAL
                  AMOUNT                                                                                 VALUE
------------------------------------------------------------------------------------------------------------------

CONVERTIBLE BONDS (46.2%)
                                 CONSUMER DISCRETIONARY (12.6%)
                 $ 340,000       Carnival Corp.(a)
                                 0.000%, 10/24/21                                                    $    277,525
                   120,000       Citadel Broadcasting Corp.(b)
                                 1.875%, 02/15/11                                                         100,650
                    90,000       CKE Restaurants, Inc.
                                 4.000%, 10/01/23                                                         133,425
                   250,000       Eastman Kodak Company(a)
                                 3.375%, 10/15/33                                                         316,250
                   225,000       Gap, Inc.
                                 5.750%, 03/15/09                                                         275,625
                                 General Motors Corp.(c)
                   175,000       5.250%, 03/06/32                                                         167,370
                   142,500       6.250%, 07/15/33                                                         160,455
                   230,000       Goodyear Tire & Rubber Company(b)
                                 4.000%, 06/15/34                                                         269,962
                   225,000       International Game Technology(b)
                                 0.000%, 01/29/33                                                         178,875
                   320,000       J.C. Penney Company, Inc.
                                 5.000%, 10/15/08                                                         397,600
                   125,000       Lamar Advertising Company(a)
                                 2.875%, 12/31/10                                                         136,250
                   400,000       Lear Corp.
                                 0.000%, 02/20/22                                                         202,000
                                 Liberty Media Corp. (Time Warner)
                   310,000       0.750%, 03/30/23                                                         334,412
                   200,000       0.750%, 03/30/23(b)                                                      215,750
                   660,000       Royal Caribbean Cruises, Ltd.
                                 0.000%, 02/02/21                                                         351,450
                   260,000       Walt Disney Company(a)
                                 2.125%, 04/15/23                                                         268,125
                                                                                                     -------------
                                                                                                        3,785,724
                                                                                                     -------------
                                 CONSUMER STAPLES (1.2%)
                   100,000       Bunge, Ltd.(b)
                                 3.750%, 11/15/22                                                         135,250
                   200,000       Church & Dwight Company, Inc.(b)
                                 5.250%, 08/15/33                                                         235,500
                                                                                                     -------------
                                                                                                          370,750
                                                                                                     -------------
                                 ENERGY (2.1%)
                   240,000       Nabors Industries, Inc.
                                 0.000%, 06/15/23                                                         230,100
                   225,000       Schlumberger, Ltd.(a)
                                 2.125%, 06/01/23                                                         243,000
                   125,000       Veritas DGC, Inc.(b)(g)
                                 1.130%, 03/15/24                                                         154,063
                                                                                                     -------------
                                                                                                          627,163
                                                                                                     -------------
                                 FINANCIALS (6.1%)
                   630,000       American Financial Group, Inc.
                                 1.486%, 06/02/33                                                         265,388
                   105,000       CapitalSource, Inc.(b)
                                 3.500%, 07/15/34                                                         105,787
                   280,000       Host Marriott Corp.(b)
                                 3.250%, 04/15/24                                                         290,850
                   135,000       Markel Corp.
                                 0.000%, 06/05/31                                                          51,300
                   530,000       Morgan Stanley
                                 0.250%, 04/01/09                                                         492,237
                   169,000       Providian Financial Corp.(a)
                                 4.000%, 05/15/08                                                         224,348
                   300,000       Select Insurance Group(b)
                                 1.616%, 09/24/32                                                         158,250


                 PRINCIPAL
                  AMOUNT                                                                                 VALUE
------------------------------------------------------------------------------------------------------------------

                 $  85,000       Silicon Valley Bancshares(b)
                                 0.000%, 06/15/08                                                    $    103,594
                   171,250       Travelers Property Casualty Corp.(c)
                                 4.500%, 04/15/32                                                         155,358
                                                                                                     -------------
                                                                                                        1,847,112
                                                                                                     -------------
                                 HEALTH CARE (7.6%)
                   270,000       Advanced Medical Optics, Inc.(b)
                                 2.500%, 07/15/24                                                         297,000
                   265,000       Cephalon, Inc.
                                 0.000%, 06/15/33                                                         267,981
                   190,000       Cytyc Corp.(b)
                                 2.250%, 03/15/24                                                         214,463
                   110,000       First Horizon Pharmaceutical Corp.(b)
                                 1.750%, 03/08/24                                                         122,650
                   410,000       Health Management Associates, Inc.
                                 1.500%, 08/01/23                                                         424,350
                   355,000       Invitrogen Corp.(b)
                                 2.000%, 08/01/23                                                         392,275
                   125,000       Medicis Pharmaceutical Corp.
                                 1.500%, 06/04/33                                                         146,719
                    70,000       SFBC International, Inc.(b)
                                 2.250%, 08/15/24                                                          68,250
                                 Teva Pharmaceutical Industries, Ltd.
                   230,000       0.250%, 02/01/24                                                         219,938
                   150,000       0.500%, 02/01/24(a)                                                      144,938
                                                                                                     -------------
                                                                                                        2,298,564
                                                                                                     -------------
                                 INDUSTRIALS (5.0%)
                                 AGCO Corp.
                   110,000       1.750%, 12/31/33(a)                                                      133,237
                   100,000       1.750%, 12/31/33(b)                                                      121,125
                    90,000       L-3 Communications Holdings(a)(g)
                                 4.400%, 09/15/11                                                         112,837
                   100,000       Titan International, Inc.(b)
                                 5.250%, 07/26/09                                                         102,125
                                 Tyco International, Ltd.(b)
                   385,000       3.125%, 01/15/23                                                         578,463
                   310,000       2.750%, 01/15/18                                                         435,938
                    30,000       United Industrial Corp.(b)
                                 3.750%, 09/15/24                                                          33,525
                                                                                                     -------------
                                                                                                        1,517,250
                                                                                                     -------------
                                 INFORMATION TECHNOLOGY (8.2%)
                   110,000       Advanced Micro Devices, Inc.(a)
                                 4.750%, 02/01/22                                                         106,837
                   180,000       Andrew Corp.(b)
                                 3.250%, 08/15/13                                                         225,225
                   285,000       Anixter International, Inc.
                                 0.000%, 07/07/33                                                         150,694
                   235,000       CommScope, Inc.(b)
                                 1.000%, 03/15/24                                                         275,537
                   110,000       CSG Systems International, Inc.(b)
                                 2.500%, 06/15/24                                                         104,225
                   150,000       Digital River, Inc.(b)
                                 1.250%, 01/01/24                                                         152,250
                    85,000       EMC Corp.(a)
                                 4.500%, 04/01/07                                                          92,331
                   105,000       Flextronics International, Ltd.(a)
                                 1.000%, 08/01/10                                                         118,912
                   190,000       Juniper Networks, Inc.(b)
                                 0.000%, 06/15/08                                                         260,300
                   180,000       Liberty Media Corp.(a)
                                 3.500%, 01/15/31                                                         165,375

                See accompanying Notes to Schedule of Investments

                       CALAMOS GROWTH AND INCOME PORTFOLIO

             SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)


                 PRINCIPAL
                  AMOUNT                                                                                 VALUE
------------------------------------------------------------------------------------------------------------------

                 $ 160,000       Micron Technology, Inc.(a)
                                 2.500%, 02/01/10                                                    $    193,600
                   100,000       Pixelworks, Inc.(b)(a)
                                 1.750%, 05/15/24                                                          83,750
                   135,000       Serena Software, Inc.
                                 1.500%, 12/15/23                                                         140,906
                   125,000       Symantec Corp.
                                 3.000%, 11/01/06                                                         402,500
                                                                                                     -------------
                                                                                                        2,472,442
                                                                                                     -------------
                                 MATERIALS (2.7%)
                   200,000       Century Aluminum Company(b)
                                 1.750%, 08/01/24                                                         227,500
                   115,000       Freeport-McMoRan Copper & Gold, Inc.
                                 7.000%, 02/11/11                                                         181,844
                   100,000       Graftech International, Ltd.(b)(a)
                                 1.625%, 01/15/24                                                         108,375
                   245,000       Massey Energy Company(b)
                                 2.250%, 04/01/24                                                         280,831
                                                                                                     -------------
                                                                                                          798,550
                                                                                                     -------------
                                 TELECOMMUNICATION SERVICES (0.7%)
                   135,000       Nextel Partners, Inc.
                                 1.500%, 11/15/08                                                         195,750
                                                                                                     -------------
                                 TOTAL CONVERTIBLE
                                 BONDS
                                 (Cost $12,961,551)                                                    13,913,305
                                                                                                     -------------

                 NUMBER OF
                  SHARES                                                                                 VALUE
------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (11.8%)
                                 CONSUMER DISCRETIONARY (2.2%)
                    12,400       Ford Motor Company Capital Trust II
                                 6.500%                                                                   648,272
                                                                                                     -------------
                                 ENERGY (2.1%)
                     2,000       Amerada Hess Corp.
                                 7.000%                                                                   159,640
                    12,000       Valero Energy Corp.
                                 2.000%                                                                   481,500
                                                                                                     -------------
                                                                                                          641,140
                                                                                                     -------------
                                 FINANCIALS (4.7%)
                     5,350       Genworth Financial, Inc.
                                 6.000%                                                                   156,220
                     4,320       Hartford Financial Services Group, Inc.
                                 7.000%                                                                   263,088
                     5,000       IndyMac Bancorp, Inc.
                                 6.000%                                                                   305,750
                     5,000       Marshall & Ilsley Corp.
                                 6.500%                                                                   134,750
                     2,000       Prudential Financial, Inc.
                                 6.750%                                                                   139,640
                     1,000       Reinsurance Group of America, Inc.
                                 5.750%                                                                    58,000
                     6,700       Washington Mutual, Inc.
                                 5.375%                                                                   365,485
                                                                                                     -------------
                                                                                                        1,422,933
                                                                                                     -------------
                                 HEALTH CARE (1.2%)
                     2,100       Anthem, Inc.
                                 6.000%                                                                   210,210
                     2,800       Baxter International, Inc.(a)
                                 7.000%                                                                   150,500
                                                                                                     -------------
                                                                                                          360,710
                                                                                                     -------------


                 NUMBER OF
                  SHARES                                                                                 VALUE
------------------------------------------------------------------------------------------------------------------
                                 INDUSTRIALS (0.4%)
                     1,350       Cummins, Inc.
                                 7.000%                                                              $    110,194
                                                                                                     -------------
                                 INFORMATION TECHNOLOGY (0.7%)
                     4,400       Motorola, Inc.
                                 7.000%                                                                   220,352
                                                                                                     -------------
                                 MATERIALS (0.5%)
                       700       Phelps Dodge Corp.
                                 6.750%                                                                   135,618
                                                                                                     -------------
                                 TOTAL CONVERTIBLE
                                 PREFERRED STOCKS
                                 (Cost $3,131,358)                                                      3,539,219
                                                                                                     -------------
        COMMON STOCKS (38.5%)
                                 CONSUMER DISCRETIONARY (13.2%)
                     3,175       Carnival Corp.(a)                                                        150,146
                     3,500       eBay, Inc.(e)                                                            321,790
                    11,200  GBP  Enterprise Inns, PLC(f)                                                  115,709
                     1,800       Genuine Parts Company                                                     69,084
                     7,100       Harley-Davidson, Inc.                                                    422,024
                    13,600       Home Depot, Inc.                                                         533,120
                    11,600       International Game Technology                                            417,020
                    11,800       McDonald's Corp.                                                         330,754
                     7,000       Nordstrom, Inc.                                                          267,680
                     5,300       Skechers U.S.A., Inc.(e)                                                  76,956
                     9,350       Stanley Works                                                            397,656
                    12,620       Starbucks Corp.(a)(e)                                                    573,705
                     7,300       YUM! Brands, Inc.                                                        296,818
                                                                                                     -------------
                                                                                                        3,972,462
                                                                                                     -------------
                                 CONSUMER STAPLES (2.2%)
                    24,000       Archer-Daniels-Midland Company                                           407,520
                    11,400       Sara Lee Corp.                                                           260,604
                                                                                                     -------------
                                                                                                          668,124
                                                                                                     -------------
                                 ENERGY (1.7%)
                     2,350       Anadarko Petroleum Corp.                                                 155,946
                     7,942       Plains Exploration & Production Company(a)(e)                            189,496
                     5,750       XTO Energy, Inc.                                                         186,760
                                                                                                     -------------
                                                                                                          532,202
                                                                                                     -------------
                                 FINANCIALS (4.9%)
                     6,000       Allstate Corp.                                                           287,940
                     4,400       American Financial Group, Inc.                                           131,516
                    11,198       Countrywide Financial Corp.                                              441,089
                     6,250       Safeco Corp.                                                             285,313
                     2,600       Torchmark Corp.                                                          138,268
                     5,000       Washington Mutual, Inc.                                                  195,400
                                                                                                     -------------
                                                                                                        1,479,526
                                                                                                     -------------
                                 HEALTH CARE (3.7%)
                     5,400       Bausch & Lomb, Inc.                                                      358,830
                     6,250       Biomet, Inc.                                                             293,000
                     6,100       UnitedHealth Group, Inc.                                                 449,814
                                                                                                     -------------
                                                                                                        1,101,644
                                                                                                     -------------
                                 INDUSTRIALS (3.6%)
                    19,500       Cendant Corp.                                                            421,200
                     1,400       General Dynamics Corp.                                                   142,940
                     7,100       H&R Block, Inc.                                                          350,882
                     2,400       L-3 Communications Holdings(a)                                           160,800
                                                                                                     -------------
                                                                                                        1,075,822
                                                                                                     -------------
                                 INFORMATION TECHNOLOGY (6.3%)
                     4,200       Anixter International, Inc.(a)                                           147,378

                See accompanying Notes to Schedule of Investments

                       CALAMOS GROWTH AND INCOME PORTFOLIO

             SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)

                 NUMBER OF
                  SHARES                                                                                 VALUE
------------------------------------------------------------------------------------------------------------------
                     6,500       Autodesk, Inc.                                                      $    316,095
                     8,500       Electronic Arts, Inc.(a)                                                 390,915
                     5,750       Infosys Technologies, Ltd.(a)                                            325,450
                    15,800       Microsoft Corp.                                                          436,870
                    21,000       Nokia Corp.                                                              288,120
                                                                                                     -------------
                                                                                                        1,904,828
                                                                                                     -------------
                                 MATERIALS (1.2%)
                     9,700       Monsanto Company                                                         353,274
                                                                                                     -------------
                                 UTILITIES (1.7%)
                    50,000       AES Corp.(a)                                                             499,500
                                                                                                     -------------
                                 TOTAL COMMON STOCKS
                                 (Cost $10,582,762)                                                    11,587,382
                                                                                                     =============

                PRINCIPAL
                 AMOUNT                                                                                  VALUE
------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENT  (3.4%)
$       1,037,000        Exxon Mobil Corporation
                         1.700%, 10/01/04                                                               1,037,000
                                                                                                     ------------

                         TOTAL SHORT TERM
                         INVESTMENT
                         (Cost $1,037,000)                                                              1,037,000
                                                                                                     ============

                NUMBER OF
                 SHARES                                                                                  VALUE
------------------------------------------------------------------------------------------------------------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON
LOAN (13.9%)
         4,183,616       Bank of New York Institutional
                         Cash Reserve Fund(d)
                         current rate 1.814%                                                            4,183,616


                         TOTAL INVESTMENT OF
                         CASH COLLATERAL FOR
                         SECURITIES ON LOAN
                         (Cost $4,183,616)                                                              4,183,616
                                                                                                     ============

TOTAL INVESTMENTS (113.8%)                                                                             34,260,522
                                                                                                     ============
(Cost $31,896,287)

LIABILITIES, LESS OTHER ASSETS (-13.8%)                                                                (4,163,676)
                                                                                                     -------------

NET ASSETS (100.0%)                                                                                  $ 30,096,846
                                                                                                     =============


NOTES TO SCHEDULE OF INVESTMENTS

Note: Market values for securities denominated in foreign currencies are shown in U.S. dollars.

(a) Security, or portion of security, is on loan. At September 30, 2004, the Fund had securities valued at $4,094,490 on loan to brokers-dealers and banks.
(b) 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At September 30, 2004, the market value of 144A securities that cannot currently be exchanged to the registered form is $3,538,666 or 11.8% of net assets of the Fund.
(c) Security trades at a price that takes into account the value, if any, of accrued but unpaid interest.
(d) Security was purchased with the cash collateral from securities loaned.
(e) Non-income producing security.
(f) Security is fair valued
(g) Variable rate security. Rate disclosed was in effect at September 30, 2004



FOREIGN CURRENCY ABBREVIATIONS
GBP: GREAT BRITAIN POUND



                See accompanying Notes to Schedule of Investments

                       CALAMOS GROWTH AND INCOME PORTFOLIO


NOTE 1
PORTFOLIO VALUATION. In computing the net asset value of the fund, portfolio securities, including options, that are traded on a national securities exchange are valued at the last reported sales price. Securities quoted on the NASDAQ National Market System are valued at the Nasdaq Official Closing Price ("NOCP"), as determined by Nasdaq, or lacking an NOCP, the last current reported sale price as of the time of valuation. Securities traded in the over-the-counter market and listed securities for which no sales were reported are valued at the mean of the most recently quoted bid and asked prices. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

When market prices or quotations are not readily available or reflective of the fair value of a security that may be due to a significant event, the security is valued at a fair value following procedures and/or guidelines approved by the Board of Trustees or a committee appointed by the Board of Trustees. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund's net asset value may differ from quoted or published prices.

Securities that are principally traded in a foreign market are valued as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's net asset value is not calculated. As stated above, if the market prices are not readily available or are not reflective of the fair value of the security, the security will be valued at a fair value following procedures approved by the Board of Trustees or a committee appointed by the Board of Trustees.

INVESTMENT TRANSACTIONS. Short-term investment transactions are recorded on a trade date basis. Long-term investment transactions are recorded on a trade date plus one basis, except for fiscal quarter ends, which are recorded on trade date.

NOTE 2
INVESTMENTS. The following information is presented on an income tax basis as of September 30, 2004. Differences between amounts for financial statements and Federal income tax purposes are primarily due to timing differences.

The cost basis of investments for Federal income tax purposes at September 30, 2004 was as follows:

Cost basis of investments                                        $ 31,953,611
                                                                 =============

Gross unrealized appreciation                                    $  2,746,747
Gross unrealized depreciation                                        (439,836)
                                                                 -------------
Net unrealized appreciation (depreciation)                       $  2,306,911
                                                                 =============

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported on a timely basis.

b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)  Certification of Principal Executive Officer.

(b)  Certification of Principal Financial Officer.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Advisors Trust

By:    /s/ John P. Calamos, Sr.
   -----------------------------------------------------------------------------
Name:  John P. Calamos, Sr.
Title:   Principal Executive Officer
Date:  November 29, 2004

By:    /s/ Patrick H. Dudasik
   -----------------------------------------------------------------------------
Name:  Patrick H. Dudasik
Title:   Principal Financial Officer
Date:  November 29, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Advisors Trust

By:   /s/ John P. Calamos, Sr.
   -----------------------------------------------------------------------------
Name:  John P. Calamos, Sr.
Title:   Principal Executive Officer
Date:  November 29, 2004

By:   /s/ Patrick H. Dudasik
   -----------------------------------------------------------------------------
Name:  Patrick H. Dudasik
Title:   Principal Financial Officer
Date:  November 29, 2004